Recapitalization (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 20, 2023 USD ($) director $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 16, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Recapitalization
Transaction costs related to business combination		$ 4,000	$ 4,000
Proceeds from issuance of ordinary shares upon closing of business combination		$ 56,683	$ 56,683
Exchange ratio for Class A ordinary shares pursuant to the business combination | shares	108.083		108.083	108.083	108.083
Class A ordinary shares, par value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Legacy Zura
Recapitalization
Class A ordinary shares, par value per share (in dollars per share) | $ / shares	$ 0.001
Legacy Zura | JATT Acquisition Corp
Recapitalization
Percentage of ownership interest acquired	100.00%
Transaction costs related to business combination	$ 56,700
Proceeds from issuance of ordinary shares upon closing of business combination	$ 4,000
Exchange ratio for Class A ordinary shares pursuant to the business combination | shares	108.083
Class A ordinary shares, par value per share (in dollars per share) | $ / shares	$ 0.0001
Number of Class A ordinary shares upon exercise of each warrant | shares	1
Number of directors appointed from the combined board | director	4
Total number of directors in the combined board of directors | director	7